Summary of Property and Equipment (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment at cost		$ 4,540,852	$ 4,313,885
Accumulated depreciation		(2,103,174)	(1,640,202)
Property and equipment, net	1,989,709	2,437,677	2,673,682
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment at cost		57,779	55,466
Accumulated depreciation		(37,904)	(30,570)
Laboratory Equipment
Property, Plant and Equipment [Line Items]
Property and equipment at cost		4,093,704	3,921,030
Accumulated depreciation		(1,845,098)	(1,454,661)
Office and computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment at cost		389,368	337,389
Accumulated depreciation		$ (220,172)	$ (154,971)